Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net (Details) [Line Items]
Credit loss termination	$ (10,215)	$ 193,795	$ 24,190
Account receivable current	1,500,683	1,906,222		$ 3,953,635
Account receivable non current				138,613
Credit losses	$ 659,759	669,974		259,690	$ 15,898
Related Party [Member]
Accounts Receivable, Net (Details) [Line Items]
Account receivable current		0		462,114
Credit losses		$ 907,021		$ 322,395